Accumulated Other Comprehensive (Loss) Income (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Change in Accumulated Other Comprehensive (Loss) Income (AOCI) by Component, Net of Tax

The change in Accumulated Other Comprehensive (Loss) Income (“AOCI”) by component, net of tax, for the year ended December 31, 2017 is as follows:

(amounts in thousands)	Foreign Currency Translation	Cash Flow Hedges	Minimum Pension Liability	Total
AOCI, balance as of December 31, 2016	$(8,439)	$172	$(38,189)	$(46,456)
Other comprehensive (loss) income before reclassifications	2,506	(622)	(10,059)	(8,175)
Amounts reclassified from AOCI	-	244	3,374	3,618
Net other comprehensive income (loss)	2,506	(378)	(6,685)	(4,557)
AOCI, balance as of December 31, 2017	$(5,933)	$(206)	$(44,874)	$(51,013)

Amounts Reclassified Out of AOCI into Income Statement

The following table details the amounts reclassified out of AOCI into the income statement during the twelve-month period ending December 31, 2017 (in thousands):

	Amount Reclassified From AOCI
	For the Twelve Months
	Ended December 31,	Affected Line Item In The Statement
Details About AOCI Components	2017	Where Net Income is Presented
Realized and unrealized gains (losses) on cash flow hedges
Gain on interest rate swap, before tax	$236	Interest expense, net
Gain on foreign exchange hedges, before tax	92	Cost of goods sold
Tax benefit	(84)	Tax provision
	$244	Net of tax

Minimum pension plan liability
Amortization of prior service cost and unrecognized loss	$4,536	Warehousing, marketing and administrative expenses
Tax benefit	(1,162)	Tax provision
	3,374	Net of tax
Total reclassifications for the period, net of tax	$3,618